Key management personnel disclosures	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Key management personnel disclosures
Note 2
6
. Key management personnel disclosures
Compensation
The aggregate compensation made to directors and other members of key management personnel (‘KMP’) of the consolidated entity is set out below:

	2023 A$’000	2022 A$’000	2021 A$’000

Short-term employee benefits	3,148	2,589	1,574
Post-employment benefits	150	116	112
Share-based payments	1,046	1,560	617

	4,344	4,265	2,303

Please refer to Note 28 for other transactions with key management personnel and their related parties.